CONSOLIDATED BALANCE SHEETS ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
ASSETS:
Cash and due from banks, and restricted cash	₨ 1,387,395.2	$ 16,880.3	₨ 1,122,031.1
Investments held for trading, at fair value	135,831.1	1,652.6	53,199.5
Investments available for sale debt securities, at fair value [includes restricted investments of Rs. 1,648,213.8 and Rs. 2,070,953.6 (US$ 25,197.1), as of March 31, 2022 and March 31, 2023, respectively]	4,878,844.0	59,360.6	4,388,563.1
Securities purchased under agreements to resell	455,275.4	5,539.3	373,053.3
Loans [net of allowance of Rs. 372,671.8 and Rs. 365,164.5 (US$ 4,443.0), as of March 31, 2022 and March 31, 2023, respectively]	17,052,927.9	207,481.7	14,036,872.2
Accrued interest receivable	186,091.2	2,264.2	134,467.7
Property and equipment, net	87,569.7	1,065.6	65,826.4
Goodwill	74,937.9	911.8	74,937.9
Other assets	1,496,751.6	18,210.8	864,754.3
Total assets	25,755,624.0	313,366.9	21,113,705.5
Liabilities:
Interest-bearing deposits	16,097,459.3	195,856.7	13,197,979.7
Non-interest-bearing deposits	2,729,176.3	33,205.7	2,382,052.2
Total deposits	18,826,635.6	229,062.4	15,580,031.9
Securities sold under repurchase agreements	0.0	0.0	151,844.9
Short-term borrowings	1,089,897.5	13,260.7	554,167.6
Accrued interest payable	112,463.2	1,368.3	82,412.8
Long-term debt	2,054,436.4	24,996.2	1,554,333.4
Accrued expenses and other liabilities	754,353.4	9,178.2	681,461.5
Total liabilities	22,837,786.1	277,865.8	18,604,252.1
Commitments and contingencies (see note: 26)
Shareholders' equity:
Equity shares: par value Rs. 1.0 each; authorized 6,500,000,000 shares and 6,500,000,000 shares; issued and outstanding 5,545,540,976 shares and 5,579,742,786 shares, as of March 31, 2022 and March 31, 2023, respectively	5,579.7	67.9	5,545.5
Additional paid-in capital	883,371.9	10,747.9	834,615.2
Retained earnings	1,447,784.1	17,615.1	1,153,191.1
Statutory reserve	643,738.7	7,832.3	529,279.1
Accumulated other comprehensive income/ (loss)	(68,273.7)	(830.7)	(17,792.5)
Total HDFC Bank Limited shareholders' equity	2,912,200.7	35,432.5	2,504,838.4
Noncontrolling interest in subsidiaries	5,637.2	68.6	4,615.0
Total shareholders' equity	2,917,837.9	35,501.1	2,509,453.4
Total liabilities and shareholders' equity	₨ 25,755,624.0	$ 313,366.9	₨ 21,113,705.5